Disclosure of detailed information about estimated useful life or depreciation rate (Details)	12 Months Ended
Dec. 31, 2017
Lab equipment [Member]
Statement [Line Items]
Depreciation Rate	20.00%
Computer equipment [Member]
Statement [Line Items]
Depreciation Rate	30.00%
Office equipment [Member]
Statement [Line Items]
Depreciation Rate	20.00%